Income Taxes - Summary of Reconciliation of Income Taxes (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax (recovery) expense at the Canadian statutory income tax rate of 26.10% (2016 - 26.10%)	CAD 1,038	CAD 425
Resource taxes	371	170
Resource and depletion allowances	(128)	(110)
Non-temporary differences including one-half of capital gains and losses	14	(15)
Tax pools not recognized (recognition of previously unrecognized tax pools)	(9)	(10)
Effect due to tax legislative changes	(19)	20
Withholding taxes	57	40
Difference in tax rates in foreign jurisdictions	129	90
Revisions to prior year estimates	12	(5)
Other	(27)	(18)
Provision for income taxes	CAD 1,438	CAD 587